Pioneer Gold Shares

BALANCE SHEET 10/31/99

(In Liquidation)

ASSETS:

  Cash                                                                     $ 6,298,678
  Receivables -
    Dividends, interest and foreign taxes withheld                               7,117
  Due from Pioneer Investment Management, Inc.                                  22,840
                                                                           -----------
      Total assets                                                         $ 6,328,635
                                                                           -----------
LIABILITIES:
  Payables -

    Fund shares repurchased                                                $ 6,199,316
  Due to affiliates                                                             17,573
  Accrued expenses                                                             111,746
                                                                           -----------
      Total liabilities                                                    $ 6,328,635
                                                                           -----------
NET ASSETS:                                                                $        -
                                                                           ===========

Pioneer Gold Shares

STATEMENT OF OPERATIONS
For the Year Ended 10/31/99
(In Liquidation)


  Dividends (net of foreign taxes withheld of $17,401)      $   257,429
  Interest                                                       70,663
                                                            -----------
      Total investment income                                             $  328,092
                                                                          ----------
EXPENSES:

  Management fees                                           $   152,556
  Transfer agent fees
    Class A                                                     102,015
    Class B                                                      28,258
    Class C                                                       7,842
  Distribution fees
    Class A                                                      42,272
    Class B                                                      46,757
    Class C                                                      18,856
  Administrative fees                                            28,189
  Custodian fees                                                 21,111
  Registration fees                                              84,142
  Professional fees                                              35,857
  Printing                                                       48,279
  Fees and expenses of nonaffiliated trustees                    23,394
  Miscellaneous                                                  12,180
                                                            -----------
      Total expenses                                                       $  651,708
      Less management fees waived by Pioneer Investment Management, Inc.     (193,392)
      Less fees paid indirectly                                                (6,122)
                                                                           -----------
      Net expenses                                                         $  452,194
                                                                           -----------
        Net investment loss                                                $ (124,102)
                                                                           -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:

  Net realized gain (loss) from:

    Investments                                         $  (12,952,628)
    Other assets and liabilities denominated in foreign
     currencies                                                  1,824   $(12,950,804)
                                                        --------------   -------------
  Change in net unrealized gain from investments                         $ 10,360,895
                                                                         -------------
    Net loss on investments and foreign currency transactions            $ (2,589,909)
                                                                         -------------
    Net decrease in net assets resulting from operations                 $ (2,714,011)
                                                                         =============

Pioneer  Gold  Shares  STATEMENTS  OF CHANGES IN NET ASSETS
For the Years  Ended 10/31/99 and 10/31/98

(In Liquidation)

                                                                                 Year Ended      Year Ended
                                                                                  10/31/99        10/31/98

FROM OPERATIONS:

Net investment loss                                                          $   (124,102)  $  (150,412)
Net realized loss on investments and foreign currency
  transactions                                                                (12,950,804)   (5,986,765)
Change in net unrealized loss on investments
  and foreign currency transactions                                            10,360,895    (1,125,292)
                                                                             -------------  ------------
    Net decrease in net assets resulting from operations                     $ (2,714,011)  $(7,262,469)
                                                                             -------------  ------------

FROM FUND SHARE TRANSACTIONS:

Net proceeds from sale of shares                                             $ 27,546,046   $37,465,357
Cost of shares repurchased                                                    (54,819,260)   35,280,659)
                                                                             -------------  ------------
    Net increase (decrease) in net assets resulting from
      fund share transactions                                                $(27,273,214)  $ 2,184,698
                                                                             -------------  ------------
    Net decrease in net assets                                               $(29,987,225)  $(5,077,771)

NET ASSETS:

Beginning of year                                                              29,987,225    35,064,996
                                                                             -------------  ------------
End of year (including accumulated net investment
  loss of $0 and $0, respectively)                                           $         -    $29,987,225
                                                                             =============  ============



CLASS A                                          '99 Shares       '99 Amount       '98 Shares      '98 Amount
Shares sold                                        4,763,523   $   20,576,453       6,077,334   $    27,988,973
Less shares repurchased                           (9,454,087)     (39,983,169)     (6,348,644)      (29,453,462)
                                                  -----------  ---------------     -----------  ----------------
    Net decrease                                  (4,690,564)  $  (19,406,716)       (271,310)  $    (1,464,489)
                                                  ===========  ===============     ===========  ================

CLASS B

Shares sold                                          868,575   $    3,441,915       1,457,789   $     6,710,001
Less shares repurchased                           (2,230,462)      (8,991,539)     (1,057,167)       (4,761,178)
                                                  -----------  ---------------     -----------  ----------------
    Net increase (decrease)                       (1,361,887)  $   (5,549,624)        400,622   $     1,948,823
                                                  ===========  ===============     ===========  ================

CLASS C

Shares sold                                          905,197   $    3,527,678         614,931   $     2,766,383
Less shares repurchased                           (1,471,844)      (5,844,552)       (232,370)       (1,066,019)
                                                  -----------  ---------------     -----------  ----------------
    Net increase (decrease)                         (566,647)  $   (2,316,874)        382,561   $     1,700,364
                                                  ===========  ===============     ===========  ================


Pioneer Gold Shares
FINANCIAL HIGHLIGHTS 10/31/99

(In Liquidation)

                                                           Year Ended   Year Ended  Year Ended   Year Ended  Year Ended
CLASS A                                                    10/31/99(a)    10/31/98    10/31/97     10/31/96   10/31/95

Net asset value, beginning of year                          $ 4.58       $  5.77    $  7.81       $  6.80    $  7.94
                                                            -------      --------   --------      --------   --------
Increase (decrease) from investment operations:

  Net investment loss                                       $(0.01)      $ (0.01)   $ (0.01)      $ (0.01)   $ (0.01)
  Net realized and unrealized gain (loss) on investments
    and foreign currency transactions                        (0.28)        (1.18)     (1.94)         1.02      (1.13)
                                                            -------      --------   --------      --------   --------
      Net increase (decrease) from investment operations    $(0.29)      $ (1.19)   $ (1.95)      $  1.01    $ (1.14)
Distributions to shareholders:
  Net realized gain                                             --            --      (0.09)          --          --
                                                            -------      --------   --------      --------   --------
Net increase (decrease) in net asset value                  $(0.29)      $ (1.19)   $ (2.04)      $  1.01    $ (1.14)
                                                            -------      --------   --------      --------   --------
Net asset value, end of year                                $ 4.29(b)    $  4.58    $  5.77       $  7.81    $  6.80
                                                            =======      ========   ========      ========   ========
Total return*                                                (6.33)%      (20.62)%   (25.24)%       14.85%    (14.36)%
Ratio of net expenses to average net assets                   1.76%+        1.76%+     1.74%+        1.72%+     1.76%+
Ratio of net investment loss to average net assets           (0.37)%+      (0.38)%+   (0.08)%+      (0.13)%+   (0.16)%+
Portfolio turnover rate                                          9%           26%        22%           15%         6%
Net assets, end of year (in thousands)                      $3,964       $21,477    $28,638       $36,028    $24,412
Ratios assuming no waiver of management fees and
  assumption of expenses by PIM and no reduction for
  fees paid indirectly:
  Net expenses                                                2.54%        2.15%       1.93%         1.88%      2.28%
  Net investment loss                                        (1.15)%      (0.77)%     (0.27)%       (0.29)%    (0.68)%
Ratios assuming waiver of management fees and
  assumption of expenses by PIM and reduction for
  fees paid indirectly:
  Net expenses                                                1.75%        1.71%       1.72%         1.71%      1.75%
  Net investment loss                                        (0.36)%      (0.33)%     (0.06)%       (0.12)%    (0.15)%


(a)  The per share data presented above is based upon the average shares outstanding for the period presented.
(b)  Amount represents net asset value prior to liquidation.  See Note 1.
*    Assumes initial investment at net asset value at the beginning of each period, reinvestment of  distributions,  the complete  redemption of the investment at net asset value at the end of each period, and no sales charges.  Total return would be reduced if sales charges were taken into account.
+    Ratio assuming no reduction for fees paid indirectly.

Pioneer Gold Shares
FINANCIAL HIGHLIGHTS 10/31/99

(In Liquidation)

                                                            Year Ended   Year Ended  Year Ended  Year Ended  Year Ended
CLASS B                                                    10/31/99(a)    10/31/98    10/31/97    10/31/96   10/31/95

Net asset value, beginning of year                           $ 4.41      $ 5.61      $ 7.65      $ 6.73      $ 7.89
                                                             -------     -------     -------     -------     -------
Increase (decrease) from investment operations:
  Net investment loss                                        $(0.04)     $(0.03)     $(0.04)     $(0.06)     $(0.05)
  Net realized and unrealized gain (loss) on investments
    and foreign currency transactions                         (0.26)      (1.17)      (1.91)       0.98       (1.11)
                                                             -------     -------     -------     -------     -------
        Net increase (decrease) from investment operations   $(0.30)     $(1.20)     $(1.95)     $ 0.92      $(1.16)
Distributions to shareholders:
  Net realized gain                                               -           -       (0.09)          -           -
                                                             -------     -------     -------     -------     -------
Net increase (decrease) in net asset value                   $(0.30)     $(1.20)     $(2.04)     $ 0.92      $(1.16)
                                                             -------     -------     -------     -------     -------
Net asset value, end of year                                 $ 4.11(b)   $ 4.41      $ 5.61      $ 7.65      $ 6.73
                                                             =======     =======     =======     =======     =======
Total return*                                                 (6.80)%    (21.39)%    (25.77)%     13.67%      14.70)%
Ratio of net expenses to average net assets                    2.49%+      2.51%+     2.51%+       2.59%+      2.57%+
Ratio of net investment loss to average net assets            (1.07)%+    (1.14)%+    (0.84)%+    (1.00)%+    (1.01)%+
Portfolio turnover rate                                           9%         26%         22%         15%          6%
Net assets, end of year (in thousands)                       $1,975      $6,008      $5,394      $4,720      $1,762
Ratios assuming no waiver of management fees and
  assumption of expenses by PIM and no reduction for
  fees paid indirectly:
  Net expenses                                                 3.51%      2.91%       2.72%       2.73%       3.12%
  Net investment loss                                         (2.09)%    (1.54)%     (1.05)%     (1.14)%     (1.56)%
Ratios assuming waiver of management fees and
  assumption of expenses by PIM and reduction for
  fees paid indirectly:
  Net expenses                                                 2.48%      2.48%       2.49%       2.57%       2.53%
  Net investment loss                                         (1.06)%    (1.11)%     (0.82)%     (0.98)%     (0.97)%




(a)  The per share data presented above is based upon the average shares outstanding for the period presented.
(b)  Amount represents net asset value prior to liquidation.  See Note 1.
*    Assumes initial investment at net asset value at the beginning of each period, reinvestment of  distributions,  the complete  redemption of the investment at net asset value at the end of each period and no sales charges.  Total return would be reduced if sales charges were taken into account.
+    Ratio assuming no reduction for fees paid indirectly.

Pioneer Gold Shares
FINANCIAL HIGHLIGHTS 10/31/99

(In Liquidation)

                                                            Year Ended   Year Ended    Year Ended   1/31/96 to
CLASS C                                                     10/31/99(a)   10/31/98      10/31/97     10/31/96

Net asset value, beginning of year                          $  4.42        $ 5.62      $ 7.65       $  8.70
                                                            --------       --------    --------     --------
Increase (decrease) from investment operations:
  Net investment loss                                       $ (0.04)       $(0.02)     $(0.04)      $ (0.02)
  Net realized and unrealized gain (loss) on investments
    and foreign currency transactions                         (0.25)        (1.18)      (1.90)        (1.03)
                                                            --------       --------    --------     --------
      Net decrease from investment operations               $ (0.29)       $(1.20)     $(1.94)      $ (1.05)
Distributions to shareholders:
  Net realized gain                                               -             -       (0.09)            -
                                                            --------       --------    --------     --------
Net decrease in net asset value                             $ (0.29)       $(1.20)     $(2.03)      $ (1.05)
                                                            --------       --------    --------     --------
Net asset value, end of period                              $  4.13(b)     $ 4.42      $ 5.62       $  7.65
                                                            ========       ========    ========     ========
Total return*                                                (6.56)%       (21.35)%    (25.64)%      (12.07)%
Ratio of net expenses to average net assets                   2.32%+         2.36% +     2.38% +       2.59% **+
Ratio of net investment loss to average net assets           (0.95)%+       (0.97)%+    (0.76)%+      (1.12)%**+
Portfolio turnover rate                                          9%            26%         22%           15%
Net assets, end of period (in thousands)                    $   230         $2,502     $ 1,034       $ 1,690
Ratios  assuming no waiver of  management fees by
  PIM and no reduction for fees
  paid indirectly:
  Net expenses                                                2.97%          2.77%       2.58%         2.83%**
  Net investment loss                                        (1.60)%        (1.38)%     (0.96)%       (1.36)%**
Ratios  assuming  waiver of  management fees by
  PIM and reduction for fees paid
  indirectly:
  Net expenses                                                2.30%          2.33%       2.33%         2.56%**
  Net investment loss                                        (0.93)%        (0.94)%     (0.71)%       (1.09)%**





(a)  The per share data presented above is based upon the average shares outstanding for the period presented.
(b)  Amount represents net asset value prior to liquidation.  See Note 1.
*    Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete  redemption  of the investment at net asset value at the end of each period,  and no sales charges.  Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio assuming no reduction for fees paid indirectly.

PIONEER GOLD SHARES
NOTES TO FINANCIAL STATEMENTS 10/31/99

(IN LIQUIDATION)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Gold Shares (the Fund) is a Deleware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term capital appreciation.

On July 6, 1999,  the  Trustees  of the Fund,  in  accordance  with  Article IX,
Section 4 of the Fund's Agreement and Declaration of Trust, voted to liquidate the Fund based on the outlook for the Fund and the fact that the Fund's assets had fallen below a level sufficient for it to operate in a cost-efficient manner. On October 29, 1999, the Fund ceased operations following the declaration of a distribution of the remaining assets of each class to their respective shareholders. As a result, $19,899,926 of the Fund's capital loss carryforward as of October 31, 1999 was not utilized. In addition, Pioneer Investment Management, Inc. (PIM) assumed the Fund's outstanding liabilities as of October 29, 1999. The liquidation of the Fund had no effect on any of the other Pioneer mutual funds.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareholders, respectively.

The Fund's financial statements have been prepared in conformity with generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund prior to its liquidation, which are in conformity with those generally accepted in the investment company industry:

A.  SECURITY VALUATION

     Security transactions are recorded on trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes. It is the Fund's practice to first select for sale those securities that have the highest cost and also qualify for long-term capital gain or loss treatment for tax purposes.

     The Fund's investment policies present unique risks to the portfolio's value. The price of gold and other precious metals may be subject to fluctuations caused by international monetary and political developments including trade or currency restrictions, currency devaluation and revaluation, and social and political conditions within a country. Fluctuations in the prices of gold and other metals will affect the market values of the securities of the companies invested in by the Fund.

B.   FOREIGN CURRENCY TRANSLATION

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   FEDERAL INCOME TAXES

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     At October 31, 1999, the Fund has reclassified $124,102 and $19,898,102 from accumulated net investment loss and accumulated net realized loss on investments and foreign currency transactions, respectively, to paid-in capital. The reclassification had no impact on the net asset values of the Fund and is designed to present the Fund's capital accounts on a tax basis.

D.   FUND SHARES

     The Fund records sales and repurchases of its shares on trade date. Net losses, if any, as a result of cancellations are absorbed by Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and an indirect subsidiary of The Pioneer Group, Inc. (PGI). PFD earned $8,352 in underwriting commissions on the sale of fund shares during the year ended October 31, 1999.

E.   CLASS ALLOCATIONS

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareholders of each class share all expenses and fees paid to the transfer agent, Pioneering Services Corporation (PSC), for their services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expense (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

F.   REPURCHASE AGREEMENTS

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safe-keeping in the customer-only account of the Fund's custodian, or subcustodians. PIM, the Fund's investment adviser, is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

PIM manages the Fund's portfolio and is a wholly owned subsidiary of PGI. Management fees are calculated daily at the annual rate of 0.65% of the Fund's average daily net assets up to $300 million; 0.60% of the next $200 million; 0.50% of the next $500 million; and 0.45% of the excess over $1 billion.

PIM has agreed not to impose a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.75% of the average daily net assets attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class B and Class C shares were reduced only to the extent that such expenses were reduced for Class A shares. PIM's agreement is voluntary and temporary and may be revised or terminated at any time.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund.

3.  TRANSFER AGENT

PSC, a wholly owned subsidiary of PGI, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in due to affiliates is $11,863 in transfer agent fees payable to PSC at October 31, 1999.

4. PLANS OF DISTRIBUTION

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $5,710 in distribution fees payable to PFD at October 31, 1999.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.0%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Shares redeemed on or after July 14, 1999 were not subject to any applicable CDSC. Proceeds from the CDSCs are paid to PFD. For the year ended October 31, 1999, CDSCs in the amount of $34,644 were paid to PFD.

5.  EXPENSE OFFSETS

The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the year ended October 31, 1999, the Fund's expenses were reduced by $6,122 under such arrangements.

6.  LINE OF CREDIT FACILITY

The Fund, along with certain other Funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings of up to $25 million is payable at the Federal Funds Rate plus 3/8% on an annualized basis, or at the Federal Funds Rate plus 1/2% if the borrowing exceeds $25 million at any one time. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended October 31, 1999, the Fund had no borrowings under this agreement.

7.       PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of investments other than U.S. government obligations and temporary cash investments for the year ended October 31, 1999 were $3,085,923 and $29,093,118, respectively.

Pioneer Gold Shares
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Trustees of Pioneer Gold Shares:

We have audited the accompanying balance sheet of Pioneer Gold Shares as of October 31, 1999, and the related statement of operations, the statements of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Gold Shares as of October 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP

Boston, Massachusetts
December 3, 1999